CASH AND CASH EQUIVALENTS AND INVESTMENTS. ADDITIONAL INFORMATION ON THE CONSOLIDATED STATEMENTS OF CASH FLOWS	12 Months Ended
Dec. 31, 2018
CASH AND CASH EQUIVALENTS AND INVESTMENTS. ADDITIONAL INFORMATION ON THE CONSOLIDATED STATEMENTS OF CASH FLOWS
CASH AND CASH EQUIVALENTS AND INVESTMENTS. ADDITIONAL INFORMATION ON THE CONSOLIDATED STATEMENTS OF CASH FLOWS

NOTE 5 – CASH AND CASH EQUIVALENTS AND INVESTMENTS. ADDITIONAL INFORMATION ON THE CONSOLIDATED STATEMENTS OF CASH FLOWS

a)   Cash and cash equivalents and Investments

Cash and cash equivalents and investments consist of the following:

	As of December 31,
	2018	2017
Cash and cash equivalents
Cash and Banks	1,878	5,121
Time deposits	4,953	32
Mutual funds	60	1,354
Other investments at fair value	—	10
Total cash and cash equivalents	6,891	6,517
Investments
Current
Government bonds at fair value	727	50
Government bonds at amortized cost	519	3
Mutual funds	2	109
Other investments at amortized cost	123	—
Total current investments	1,371	162
Non- current
Government bonds at amortized cost	4,627	—
Investments in associates (*)	967	735
2003 Telecommunications Fund	1	—
Total non-current investments	5,595	735

(*) Information on Investments in associates is detailed below:

Financial position information:

			Percentage of capital
			stock owned and	Valuation as of	Valuation as of
Companies	Main activity	Country	voting rights	12.31.2018	12.31.2017
Ver T.V. S.A. (1)	Cable televisión station	Argentina	49.00	592	428
Teledifusora San Miguel Arcángel S.A. (1) (2) (3)	Cable televisión station	Argentina	50.10	226	161
La Capital Cable S.A. (2)	Closed-circuit television	Argentina	50.00	143	137
Other minor investments in associates at equity method				6	9
Total				967	735

(1)	Data about the issuer arise from extra-accounting information.
(2)	Direct and indirect interest.
(3)	Despite owning a percentage higher than a 50% of interest, the Company does not have the control in accordance with the requirements of IFRS.

Earnings information:

	Years ended December 31,
	2018	2017	2016
Ver T.V. S.A.	142	247	120
Teledifusora San Miguel Arcángel S.A.	72	68	55
La Capital Cable S.A.	22	38	46
Total	236	353	221

b)   Additional information on the consolidated statements of cash flows

The Company applies the indirect method to reconcile the net income for the year with the cash flows generated by its operations.

For purposes of the statements of cash flows, cash and cash equivalents comprise cash, bank current accounts and short-term highly liquid investments (with a maturity of three months or less from the date of acquisition). Bank overdrafts are disclosed in the statement of financial position as financial debts and its flows in the cash flow statements as proceed and payment of financial debt, because they are part of the short-term financial structure of Telecom and its subsidiaries.

Changes in assets/liabilities components:

	December 31,
	2018	2017	2016
Net decrease (increase) in assets
Trade receivables	(4,092)	(406)	(164)
Other receivables	(894)	(737)	346
Inventories	(11)	30	15
	(4,997)	(1,113)	197
Net increase (decrease) in liabilities
Trade payables	885	363	598
Salaries and social security payables	283	362	(98)
Taxes payables	(2,030)	(1,425)	(1,606)
Other liabilities and Provisions	(2,329)	(735)	(248)
	(3,191)	(1,435)	(1,354)

Main non-cash operating transactions

Offsetting of dividends receivable with financial debt	5	12	—

Main Financing activities components

The following table presents the main financing activities components:

Bank overdrafts	2,176	—	—
Bank loans	25,593	1,229	15,305
By purchase of equipment	—	—	—
Companies under section 33 - Law No. 19,550 and related parties	—	35	—
Total financial debt proceeds	27,769	1,264	15,305
Notes	(3,905)	—	—
Bank loans	(335)	(1,622)	(12,679)
By purchase of equipment	(272)	—	—
Companies under section 33 - Law No. 19,550 and related parties	—	(1)	—
Total payment of debt	(4,512)	(1,623)	(12,679)
Bank overdrafts	(94)	—	—
Notes - Interests and related expenses	(1,509)	—	—
Bank loans - Interests and related expenses	(2,388)	(1,264)	(1,890)
By NDF, purchase of equipment and others	267	(27)	56
Companies under section 33 - Law No. 19,550 and related parties	—	(1)	—
Total payment of interest and related expenses	(3,724)	(1,292)	(1,834)

Cash dividends from the Company

On January 31, 2018, the Board of Directors of Telecom Argentina approved:

1.

the reversal of 9,729,418,019 Argentine pesos, as of the date of the transaction,of the “Reserve for future cash dividends” of Telecom Argentina as of December 31, 2017, and its distribution as cash dividends in two installments: i) 2,863,000,000 Argentine pesos on February 15, 2018 and ii) 6,866,418,019 Argentine pesos on April 30, 2018, being the Board empowered to make such payment on an earlier date if it deemed it convenient;

2.

the distribution of 5,640,728,444 Argentine pesos, as of the date of the transaction, as advance cash dividends under the provisions of Section 224, 2nd paragraph of the General Corporations Law, corresponding to the net profit (liquid and realized) of the period ranging from January 1, 2017 to September 30, 2017 as it arises from the special-purpose unconsolidated financial statements of Telecom Argentina as of September 30, 2017, which were settled on February 15, 2018; and

3.

the distribution of 4,502,777,155 Argentine pesos, as of the date of the transaction, as distribution of interim cash dividends under the provisions of Section 224, 2nd paragraph of the General Corporations Law, corresponding to the net profit (liquid and realized) of the period ranging from January 1, 2017 to September 30, 2017 as it arises from the special-purpose unconsolidated financial statements of Cablevisión S.A.-absorbed by Telecom Argentina- as of September 30, 2017, which were settled on February 15, 2018.

Dividends mentioned in items 2 and 3 above, were subsequently ratified by the Ordinary General Shareholers Meeting of April 25, 2018.

In conclusion, the dividends distribution aforementioned in items 1, 2 and 3, for a total of $19,873, as of the date of the transaction, (approximately $28,822 in current currency of December 31, 2018) was paid on February 15, 2018 for $13,007 and on March 21, 2018 $6,866 (approximately $27,927 in current currency of December 31, 2018).

Payment by Telecom of the dividends declared by Cablevisión S.A.

•	Fiscal Year 2018

On January 8, 2018, Telecom Argentina, as surviving company of Cablevisión S.A. paid the dividends declared by Cablevisión S.A. on December 18, 2017 for 4,077,790,056 Argentine pesos, as of the date of the transaction, (approximately $6,021 in current currency of December 31, 2018).

•	Fiscal Year 2017

On March 30, 2017, the Ordinary and Extraordinary Annual General Shareholders Meeting of Cablevisión decided to allocate the sum of 1,600,000,000 Argentine pesos, as of the date of the transaction (approximately $2,603 in current currency of December 31, 2018), to the distribution of cash dividends payable in pesos or US dollars in two installments of 800,000,000 Argentine pesos. As of December 31, 2017, all distributed cash dividends were cancelled.

Cash dividends from associates

•	Fiscal Year 2018

Dividends paid by Núcleo

In May 2018, Núcleo paid dividends to the non-controlling shareholders for a total of $161, as of the date of the transaction, (approximately $182 in current currency of December 31, 2018). These dividends were approved at the Ordinary General Shareholders Meeting of Núcleo at its meeting held on April 24, 2018.

Dividends collected from Ver T.V.

During the first half of 2018, dividends were collected from Ver T.V. for $19, as of the date of the transaction. These dividends were declared during year 2017, and as of December 31, 2017, they were pending collection.

Dividends collected from Teledifusora San Miguel Arcángel

During the first half of 2018, dividends were collected from Teledifusora San Miguel Arcángel for $8, as of the date of the transaction. These dividends were declared during year 2017, and as of December 31, 2017, they were pending collection.

Dividends collected from La Capital Cable

In June 2018, dividends were collected from La Capital Cable for $15, as of the date of the transaction, of which $5 were offset with financial debt with the company. These dividends were approved at the Ordinary Annual General Shareholders Meeting of June 14, 2018.

In conclusion, during 2018 a total of $41 of dividends (approximately $56 in current currency of December 31, 2018) were collected from associates.

•	Fiscal year 2017

Dividends paid by CV Berazategui

During the first half of 2017, CV Berazategui paid dividends to non-controlling interests for a total of $6,  as of the date of the transaction. These dividends were approved by the Ordinary General Shareholders Meeting at its meeting held on April 25, 2017.

Dividends collected from Ver T.V.

In February 2017, Ver T.V. approved dividends for $77, as of the date of the transaction, of which $38 corresponded to Cablevisión according to its interests. Such dividends were collected during the first quarter of 2017.

During fiscal year ended December 31, 2017, Ver T.V. approved dividends for $198, as of the date of the transaction, of which $97 correspond to the Company according to its interests. As of December 31, 2017, $32 of such dividends were collected.

Dividends collected from La Capital Cable

In May 2017, La Capital Cable voted dividends for $21, as of the date of the transaction, of which $10 corresponded to Cablevisión according to its shareholdings. Such dividends were collected during the second quarter of 2017, of which $8 were offset with financial debt with said company.

Dividends collected from Teledifusora San Miguel Arcángel

In June 2017, Teledifusora San Miguel Arcángel approved dividends for $24, as of the date of the transaction, of which $12 corresponded to Cablevisión according to its interests. As of December 31, 2017, such dividends were collected.

In August 2017, Teledifusora San Miguel Arcángel approved dividends for $69, as of the date of the transaction, of which $34 corresponded to the Company according to its interests. As of December 31, 2017, $7 of such dividends were collected.

In conclusion, during 2017 a total of $99 of dividends (approximately $149 in current currency of December 31,2018) were collected from associates.

Additional information required by IAS 7

					Exchange
					differences
	Balances				and currency	Balances
	as of	Incorporation by			translation	as of
	December 31,	merger	Cash		adjustments and	December 31,
	2017	(Note 4.a)	Flows (a)	Accrued interests	Others (b)	2018
Bank overdrafts	—	199	2,176	—	(99)	2,276
Bank loans - principal	287	12,097	25,258	—	9,563	47,205
Notes - principal	13,767	3,186	(3,905)	—	5,783	18,831
NDF	—	25	(44)	119	—	100
By purchase of equipment	1,943	—	(256)	35	357	2,079
Companies under section 33 - Law No. 19,550 and related parties	6	—	—	—	(6)	—
Accrued interests and related expenses	6	2,597	(4,100)	4,395	5,923	8,821
Total current and non-current financial debt (Note 13)	16,009	18,104	19,129	4,549	21,521	79,312

(a)	Correspond to $27,769 of debt proceeds, $4,512 of principal payments, $3,724 of interest and related expenses payments and (404) that were reclassified to Other receivables.
(b)	Includes (5) that were offset with dividends receivable.